Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Current Assets
Cash and cash equivalents	$ 323,166	$ 284,989
Short-term investments	2,010	3,609
Notes and accounts receivable, net	108,734	91,763
Inventories	88,439	81,518
Restricted assets-current	24,085	19,157
Noncurrent assets held for sale	10,405	10,576
Prepaid expenses and other current assets	8,360	6,878
Total current assets	565,199	498,490
Long-term investments	3,000	4,242
Property and equipment, net	98,488	101,410
Deferred income tax assets, net	3,948	5,066
Goodwill	17,489	58,331
Intangible assets, net		1,021
Operating lease assets	8,603
Other assets	1,002	4,054
Total assets	697,729	672,614
Current Liabilities
Notes and accounts payable	30,687	27,657
Income tax payable	2,465	4,163
Refund liabilities	2,260	2,093
Current portion of long-term payable		319
Accrued expenses and other current liabilities	96,076	79,419
Total current liabilities	131,488	113,651
Other long-term liabilities	29,457	26,686
Total liabilities	160,945	140,337
Commitments and Contingencies (Note 19)
Shareholders' Equity
Ordinary Shares at US$0.01 par value per share Authorized: 500,000 thousand shares Issued and outstanding: 144,679 thousand shares in 2018 and 139,110 thousand shares in 2019	1,391	1,447
Additional paid-in capital	265,210	263,230
Accumulated other comprehensive income (loss)	(785)	495
Retained Earnings	270,968	301,860
Treasury Stock		(34,755)
Total shareholders' equity	536,784	532,277
Total liabilities and shareholders' equity	$ 697,729	$ 672,614